Financial instruments by category	12 Months Ended
Dec. 31, 2022
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Financial instruments by category
8.	Financial instruments by category
The detail information of financial instruments by category during the years ended December 31, 2021 and 2022 is as below:

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Assets as per statement of financial position
Financial asset measured at fair value:
—Financial asset at fair value through profit or loss	5,000	11,753
—Financial asset at fair value through other comprehensive income	—	129,060

	5,000	140,813

Financial asset measured at amortized costs:
Financial asset
—Trade receivables	38,456	130,004
—Financial assets including in other receivables, prepayments and deposits	29,493	24,028
—Cash and cash equivalents	8,489	513,351

Total	81,438	808,196

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Liabilities as per statement of financial position
Financial liabilities measured at amortized cost:
— Interest bearing bank borrowings	—	503,155
— Trade payables	16,872	49,239
— Financial liabilities including in other payables and accruals	10,663	21,282
— Lease liabilities	19,633	16,180

Total	47,168	589,856

As of December 31, 2021 and 2022 the credit risk of cash and cash equivalents is at Stage 1 and the Group estimated that the expected credit loss for these balances were minimal.
Trade payables are non-interest bearing and have an average term of three months.
Other payabl
es
are non-interest bearing and have an average term of three months.